Employee compensation and benefits - Fair value of plan assets by asset classes (Details) - Pension Plan - Principal plan - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
HSBC Switzerland Pension Plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	£ 475	£ 0
- equities	130	0
– property	58	0
– pooled investment vehicle	0	0
– other	54	0
HSBC Germany Pension Plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	327	337
- equities	2	3
– property	3	3
– pooled investment vehicle	0	0
– other	101	129
– bonds fixed income | HSBC Switzerland Pension Plan
Disclosure of fair value of plan assets [line items]
– bonds	233	0
– bonds fixed income | HSBC Germany Pension Plan
Disclosure of fair value of plan assets [line items]
– bonds	214	196
– bonds index linked | HSBC Switzerland Pension Plan
Disclosure of fair value of plan assets [line items]
– bonds	0	0
– bonds index linked | HSBC Germany Pension Plan
Disclosure of fair value of plan assets [line items]
– bonds	7	6
– bonds other | HSBC Switzerland Pension Plan
Disclosure of fair value of plan assets [line items]
– bonds	0	0
– bonds other | HSBC Germany Pension Plan
Disclosure of fair value of plan assets [line items]
– bonds	0	0
HSBC Bank plc | HSBC Switzerland Pension Plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0	0
- equities	0	0
– property	0	0
– pooled investment vehicle	0	0
– other	0	0
HSBC Bank plc | HSBC Germany Pension Plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0	0
- equities	0	0
– property	0	0
– pooled investment vehicle	0	0
– other	0	0
HSBC Bank plc | – bonds fixed income | HSBC Switzerland Pension Plan
Disclosure of fair value of plan assets [line items]
– bonds	0	0
HSBC Bank plc | – bonds fixed income | HSBC Germany Pension Plan
Disclosure of fair value of plan assets [line items]
– bonds	0	0
HSBC Bank plc | – bonds index linked | HSBC Switzerland Pension Plan
Disclosure of fair value of plan assets [line items]
– bonds	0	0
HSBC Bank plc | – bonds index linked | HSBC Germany Pension Plan
Disclosure of fair value of plan assets [line items]
– bonds	0	0
HSBC Bank plc | – bonds other | HSBC Switzerland Pension Plan
Disclosure of fair value of plan assets [line items]
– bonds	0	0
HSBC Bank plc | – bonds other | HSBC Germany Pension Plan
Disclosure of fair value of plan assets [line items]
– bonds	0	0
Quoted market price in active market | HSBC Switzerland Pension Plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	430	0
- equities	130	0
– property	58	0
– pooled investment vehicle	0	0
– other	9	0
Quoted market price in active market | HSBC Germany Pension Plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	314	312
- equities	2	3
– property	0	0
– pooled investment vehicle	0	0
– other	91	107
Quoted market price in active market | – bonds fixed income | HSBC Switzerland Pension Plan
Disclosure of fair value of plan assets [line items]
– bonds	233	0
Quoted market price in active market | – bonds fixed income | HSBC Germany Pension Plan
Disclosure of fair value of plan assets [line items]
– bonds	214	196
Quoted market price in active market | – bonds index linked | HSBC Switzerland Pension Plan
Disclosure of fair value of plan assets [line items]
– bonds	0	0
Quoted market price in active market | – bonds index linked | HSBC Germany Pension Plan
Disclosure of fair value of plan assets [line items]
– bonds	7	6
Quoted market price in active market | – bonds other | HSBC Switzerland Pension Plan
Disclosure of fair value of plan assets [line items]
– bonds	0	0
Quoted market price in active market | – bonds other | HSBC Germany Pension Plan
Disclosure of fair value of plan assets [line items]
– bonds	0	0
No quoted market price in active market | HSBC Switzerland Pension Plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	45	0
- equities	0	0
– property	0	0
– pooled investment vehicle	0	0
– other	45	0
No quoted market price in active market | HSBC Germany Pension Plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	13	25
- equities	0	0
– property	3	3
– pooled investment vehicle	0	0
– other	10	22
No quoted market price in active market | – bonds fixed income | HSBC Switzerland Pension Plan
Disclosure of fair value of plan assets [line items]
– bonds	0	0
No quoted market price in active market | – bonds fixed income | HSBC Germany Pension Plan
Disclosure of fair value of plan assets [line items]
– bonds	0	0
No quoted market price in active market | – bonds index linked | HSBC Switzerland Pension Plan
Disclosure of fair value of plan assets [line items]
– bonds	0	0
No quoted market price in active market | – bonds index linked | HSBC Germany Pension Plan
Disclosure of fair value of plan assets [line items]
– bonds	0	0
No quoted market price in active market | – bonds other | HSBC Switzerland Pension Plan
Disclosure of fair value of plan assets [line items]
– bonds	0	0
No quoted market price in active market | – bonds other | HSBC Germany Pension Plan
Disclosure of fair value of plan assets [line items]
– bonds	£ 0	£ 0